Note 22 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions Disclosure [Text Block]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013
Accounts receivable	－	¥191,925	¥171,909	$1,826
Accounts payable	－	1,800,922	1,578,969	16,769
Revenues	991,465	895,189	880,079	9,347
Costs	14,949,352	14,225,717	14,966,177	158,944